FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Feb. 29, 2020
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents assets and liabilities which are measured at fair value on a recurring basis as of February 29, 2020 (in millions):

	Fair Value Measurements
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Cash equivalents:
Money Market	$2.0	$2.0	$—	$—
Short-term investments (1)	13.5	5.0	8.5	—
Non-current investments (2)	85.9	26.8	59.1	—

Total	$101.4	$33.8	$67.6	$—

Liabilities:
Derivative contracts (3)	$66.4	$—	$66.4	$—

Total	$66.4	$—	$66.4	$—

(1)	Primarily relates to Mutual Funds (Level 1) and Corporate Bonds (Level 2). Included in Other current assets.

(2)	Primarily relates to investments in publicly traded stock (Level 1) and U.S. Treasury Notes and Corporate Bonds (Level 2). Included in Other assets.

(3)	Primarily relates to interest rate swaps. Included in Other current liabilities.

The following table presents assets and liabilities which are measured at fair value on a recurring basis as of February 23, 2019 (in millions):

	Fair Value Measurements
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Cash equivalents:
Money Market	$489.0	$489.0	$—	$—
Short-term investments (1)	23.1	21.0	2.1	—
Non-current investments (2)	84.2	30.5	53.7	—

Total	$596.3	$540.5	$55.8	$—

Liabilities:
Derivative contracts (3)	$21.1	$—	$21.1	$—

Total	$21.1	$—	$21.1	$—

(1)	Primarily relates to Mutual Funds. Included in Other current assets.
(2)	Primarily relates to investments in publicly traded stock (Level 1) and U.S. Treasury Notes and Corporate Bonds (Level 2). Included in Other assets.
(3)	Primarily relates to interest rate swaps. Included in Other current liabilities.